Stock Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of weighted-average assumptions	The key assumptions used to apply this pricing model were as follows:

Three Months Ended March 31,
2022
Risk free interest rate	2.38%
Expected term (in years)	6.08
Expected dividend yield	0%
Expected volatility of underlying common stock	77.07%
The key assumptions used to apply this pricing model were as follows:

Year Ended December 31,
2021
Risk free interest rate	1.34%
Expected term (in years)	5.95
Expected dividend yield	0%
Expected volatility of underlying common stock	79.76%

Schedule of stock option activity under the Plans
The following table summarizes stock option activity under the 2021 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of December 31, 2021	1,083,550	$4.78	9.95	$—
Granted	125,000	1.31
Exercised	—	—
Cancelled or forfeited	(36,000)	4.78

Outstanding as of March 31, 2022	1,172,550	$4.62	9.74	$23

Options vested and exercisable as of March 31, 2022	—	$—	—	$—

The following table summarizes the stock option activity under the 2021 Plan:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Intrinsic Value (in thousands)
Outstanding January 1, 2021	—	$—	—	$—
Granted	1,083,550	4.78	9.95
Exercised	—
Canceled	—

Outstanding December 31, 2021	1,083,550	$4.78	9.95	$—

Options vested or expected to vest as of December 31, 2021	—	$—	—	$—

Stock options unvested as of December 31, 2021	1,083,550	$4.78	9.95	$—

Summary of Restricted Common Stock Activity
A summary of the activity for the three months ended March 31, 2022 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested restricted stock as of December 31, 2021	433,420	$4.78
Granted	49,000	1.31
Forfeited	(14,400)	4.78

Unvested restricted stock as of March 31, 2022	468,020	$4.42

A summary of the activity for the year ended December 31, 2021 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested restricted stock as of January 1, 2021	—	$—
Granted	433,420	$4.78

Unvested restricted stock as of December 31, 2021	433,420	$4.78

Schedule of stock-based compensation expense
Stock-based compensation expense is as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Selling and marketing	$99	$5
Research and development	31	16
General and administrative	302	155

Total stock-based compensation expense	$432	$176

Stock-based compensation expense, including expense associated with the Legacy Clarus incentive plans up until the date of the business combination ($559 in 2021 and $825 in 2020), is as follows (in thousands):

	Years Ended December 31,
	2021	2020
Selling and marketing	$43	$183
Research and development	60	189
General and administrative	565	453

Total stock-based compensation expense	$668	$825